RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12.RELATED PARTY TRANSACTIONS

On June 30, 2021, the Company borrowed ¥41,868 thousand from Mr. Eiji Nagahara, the Company’s chief executive officer, president, director, and representative director, with no interest rate. The Company repaid the debt in 2022 and there have been no other related party transactions since then.